Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income tax expense (benefit) for discontinued operations	$ 200	$ (900)	$ 1,400
Income tax benefit from domestic permanent differences and tax credits	23,000
Income tax benefit from foreign jurisdiction tax credits	18,000
Income tax benefit from other foreign tax credits and research and development tax credits	5,000
Income tax benefit due to changes in the valuation allowance	$ 11,400
Statutory tax rates	35.00%	35.00%	35.00%
Income tax expense tax holiday	$ 2,500	$ 2,000
Income tax holiday expire		2022
Foreign tax rate differences benefit in income tax	3,400	$ 14,400	$ 15,400
Net operating loss carryforwards	606,601
Net tax credit carryforwards	85,900
Operating loss carryforwards that will be used in expiration periods	206,800
Net tax credit carryforwards that will expire	85,868
Net tax credit carry forwards with indefinite carry forward period	6,400
Net tax credit carryforwards that expected to be Utilized prior to expiry	83,600
Provision for U.S or additional foreign withholding taxes	611,100
Net change in reserve for uncertain tax positions	2,800
Balance at end of the year of unrecognized tax benefits	7,293	10,057	18,639
Estimate the range of reasonably possible changes to unrecognized tax positions	2,700
Recognized interest expense (income) and penalties of unrecognized tax benefits	0	(1,100)	$ 1,700
Accrued interest expense (income) and penalties of unrecognized tax benefits	1,400	$ 1,700
2018 and 2020 [Member]
Income Taxes [Line Items]
Net tax credit carryforwards that will expire	$ 27,700
Expiration period of net tax credit carryforwards	2018 and 2020
2023 and 2024 [Member]
Income Taxes [Line Items]
Net tax credit carryforwards that will expire	$ 51,800
Expiration period of net tax credit carryforwards	2021 and 2035
Net Operating Loss Carry Forwards Expires In 2015 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 24,400
Net Operating Loss Carry Forwards Expires In 2016 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	27,100
Net Operating Loss Carry Forwards Expires In 2017 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	17,000
2018 and 2020 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	27,600
2021 and 2035 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	169,900
Net Operating Loss Carry Forward Indefinite Period [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 340,600
Germany [Member]
Income Taxes [Line Items]
Statutory tax rates	28.00%
Net operating loss carryforwards	$ 63,576
Canada [Member]
Income Taxes [Line Items]
Statutory tax rates	26.00%
Net tax credit carryforwards that will expire	$ 17,679
Netherlands [Member]
Income Taxes [Line Items]
Statutory tax rates	25.00%
Net operating loss carryforwards	$ 24,583